UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  September 30,2010

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 21 East Long Lake Road Suite 200
	 Bloomfield Hills, MI  48304


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Vice President/COO
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Bloomfield Hills, MI	10/18/2010
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: 124,086 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      COM              008252108     1816 23275.000SH       SOLE                23175.000           100.000
AMERICAN INTERNATIONAL GROUP C COM              026874784      988 25250.000SH       SOLE                25250.000
APPLE INC                      COM              037833100     2256 7950.000 SH       SOLE                 7800.000           150.000
AT&T Inc.                      COM              00206R102     1695 59248.000SH       SOLE                59098.000           150.000
BANK OF AMERICA CORP           COM              060505104     1573 119957.000SH      SOLE               119250.000           707.000
BERKSHIRE HATHAWAY INC CL-A    COM              084670108     3362   27.000 SH       SOLE                   27.000
CHESAPEAKE ENERGY CORP         COM              165167107     1507 66500.000SH       SOLE                66500.000
CITIGROUP                      COM              172967101     7011 1797650.001SH     SOLE              1797650.001
COMERICA INC COM               COM              200340107     1413 38025.000SH       SOLE                37950.000            75.000
CONOCOPHILLIPS                 COM              20825C104     1850 32196.000SH       SOLE                32196.000
COVENTRY HEALTH CARE INC       COM              222862104      545 25300.000SH       SOLE                25300.000
DOMINOS PIZZA INC              COM              25754A201     1574 119000.000SH      SOLE               119000.000
ENERGEN CORP                   COM              29265N108     1011 22100.000SH       SOLE                22100.000
ENSCO PLC                      COM              29358Q109     1781 39806.000SH       SOLE                39806.000
FANNIE MAE                     COM              313586109        6 21110.000SH       SOLE                21110.000
FEDERAL HOME LN MTG CP COM     COM              313400301        5 14025.000SH       SOLE                14025.000
FIFTH THIRD BANCORP            COM              316773100      722 60000.000SH       SOLE                60000.000
FORD MOTOR COMPANY             COM              345370860     2427 198221.000SH      SOLE               198221.000
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     2056 24070.000SH       SOLE                24000.000            70.000
GENERAL ELEC CO COM            COM              369604103     1927 118546.000SH      SOLE               117771.000           775.000
GOLDMAN SACHS GROUP INC        COM              38141G104      579 4000.000 SH       SOLE                 4000.000
GOOGLE                         COM              38259P508     1960 3726.000 SH       SOLE                 3726.000
INTERCONTINENTAL EXCHANGE INC  COM              45865V100     1163 11100.000SH       SOLE                11100.000
INTL BUSINESS MACHINES (IBM)   COM              459200101      436 3250.000 SH       SOLE                 3250.000
KRAFT FOODS INC-A              COM              50075n104      710 23000.000SH       SOLE                23000.000
LAS VEGAS SANDS CORP           COM              517834107      630 18075.000SH       SOLE                18075.000
MEADOWBROOK INSURANCE GROUP    COM              58319P108      769 85630.000SH       SOLE                85630.000
MEDTRONIC INC COM              COM              585055106     1957 58250.000SH       SOLE                58100.000           150.000
MERCK & CO INC COM             COM              58933Y105     1871 50812.000SH       SOLE                50687.000           125.000
MGM RESORTS INTERNATIONAL      COM              552953101     5240 464489.000SH      SOLE               463139.000          1350.000
MICRON TECHNOLOGY INC          COM              595112103     5657 784527.000SH      SOLE               784527.000
MICROSOFT CORP COM             COM              594918104     1525 62246.000SH       SOLE                61996.000           250.000
NOBLE CORP                     COM              H5833N103     1776 52540.000SH       SOLE                52540.000
RESEARCH IN MOTION             COM              760975102     6726 138130.000SH      SOLE               138130.000
RESTRICTED BIOMAX TECH         COM              09061C100        0 21149.000SH       SOLE                21149.000
REYNOLDS AMERICAN INC          COM              761713106     1901 32000.000SH       SOLE                32000.000
SHIP FINANCE INTL LTD          COM              G81075106      583 30000.000SH       SOLE                30000.000
SPRINT CORP                    COM              852061100     2089 451000.000SH      SOLE               451000.000
ZIMMER HOLDINGS INC            COM              98956P102     1900 36300.000SH       SOLE                36300.000
ENERGY SELECT SPDR                              81369Y506     1348    24045 SH       SOLE                    20045              4175
MARKET VECTORS GAMING ETF                       57060U829      703    25150 SH       SOLE                      150             25000
RUSSELL 1000 INDEX                              464287622     3976    62951 SH       SOLE                    12126             51405
RUSSELL 1000 VALUE INDEX FUND                   464287598     5678    96245 SH       SOLE                    35395             61355
RUSSELL 2000 SMALL CAP INDEX F                  464287655     3914    57975 SH       SOLE                     7375             51000
RUSSELL 3000 INDEX FUND                         464287689     1707    25305 SH       SOLE                    25305
RUSSELL MIDCAP INDEX FUND                       464287499    11878   131429 SH       SOLE                    30674            101030
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     5659   140160 SH       SOLE                    14410            126125
S&P MIDCAP 400/BARRA VALUE                      464287705      339     4763 SH       SOLE                     4763
DFA U.S. LARGE CAP VALUE FUND                   233203827     4833 269660.298SH      SOLE                42546.369        227113.929
DFA U.S. MICRO CAP FUND                         233203504      123 10427.179SH       SOLE                10427.179
DFA U.S. SMALL CAP VALUE FUND                   233203819     4352 201569.116SH      SOLE                27197.824        174371.292
MUNROS EUROPEAN MICROCAP FUND  FE                             2572  2500000 SH       SOLE                                    2500000
MUNROS EUROPEAN SMALLCAP FUND  FE                             4034  4000000 SH       SOLE                                    4000000